Other current assets (Tables)	12 Months Ended
Mar. 31, 2015
Other current assets
Schedule of Other Current Assets

	Yen in millions
	March 31
	2014	2015
Other receivable	¥13,906	¥19,901
Deferred tax assets (Note 16)	10,438	9,549
Costs on uncompleted construction contracts	9,572	9,701
Prepaid expenses	5,225	6,612
Other	8,926	6,221

	¥48,067	¥51,984